Trustee Taxes and Accrued Expenses and Other Current Liabilities (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Trustee Taxes and Accrued Expenses and Other Current Liabilities
Barging transportation, product storage and other ancillary cost accruals		$ 24,022,000	$ 47,837,000
Employee compensation		12,735,000	13,716,000
Accrued interest		3,331,000	1,090,000
RIN and RVO Deficiency		13,068,000
RIN loss on forward commitments		6,166,000
Other		6,641,000	9,889,000
Total	63,484,000	65,963,000	71,442,000
Taxes payable
Trustee taxes payable	82,133,000	80,216,000	91,494,000
Trustee taxes payable related to an ethanol credit		55,400,000	56,300,000
Various pass-through taxes collected from customers on behalf of taxing authorities		$ 24,800,000	$ 35,200,000